Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jan. 25, 2018
Document Effective Date	Jan. 28, 2018
Prospectus Date	Jan. 28, 2018
Chase Growth Fund | Class N
Prospectus:
Trading Symbol	CHASX
Chase Growth Fund | Institutional Class
Prospectus:
Trading Symbol	CHAIX
Chase Mid-Cap Growth Fund | Class N
Prospectus:
Trading Symbol	CHAMX
Chase Mid-Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	CHIMX